UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1528

Bruce Fund, Inc.
   (Exact name of registrant as specified in charter)

Bruce Fund, Inc.	20 N. Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

William J Murphy.

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	09/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC. SCHEDULE OF INVESTMENTS September 30, 2009 (Unaudited)

COMMON STOCKS - (36.90%)
No. of Shares		Issue	Cost	Market Value
Automotive/Transportation (2.62%)
122,500	(a)	AMERCO	$ 7,194,045	$ 5,617,850

Biological Products (0.01%)
107,410	(a)	Advanced Life Sciences Holdings, Inc.	111,209	31,149

Business Services (0.51%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	1,086,800

Chemicals (1.40%)
620,270	(a)	Omega Protein Corp.	3,248,609	3,008,310

Consumer Products (4.41%)
1,663,656	(a)	Alanco Technologies, Inc.	3,609,525	931,647
313,900	(a)	American Italian Pasta Co. - Class A	1,302,443	8,531,802
			4,911,968	9,463,449

Electric Services (2.27%)
294,849	(a)	Calpine Corp.	3,720,342	3,396,660
20,000		Integrys Energy Group, Inc.	463,954	717,800
50,000		Pepco Holdings, Inc.	554,830	744,000
			4,739,126	4,858,460

Energy/Energy Services (3.85%)
80,000	(a)	Arena Resources, Inc.	709,600	2,840,000
238,500	(a)	ATP Oil & Gas Corp.	9,589,070	4,266,765
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	750,073
80,000	(a)	Hercules Offshore, Inc.	2,461,778	392,800
			15,942,776	8,249,638

Guided Missiles & Space Vehicles & Parts (1.47%)
1,120,073	(a)	Astrotech Corp.	3,626,083	3,158,606

Health Services (6.30%)
597,347		America Service Group, Inc.	6,866,334	9,880,119
681,934	(a)	EDAP TMS S.A. (ADR)	5,241,682	2,727,736
182,300	(a)	Health Grades, Inc.	156,028	902,385
			12,264,044	13,510,240

Manufacturing (3.89%)
1,581,500		AirBoss of America Corp. (Canadian)	5,441,626	6,999,086
150,000		Tital International, Inc.	1,358,440	1,335,000
			6,800,066	8,334,086

Mineral Exploration (3.21%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	408,054
280,000		Kinross Gold Corp.	2,749,745	6,076,000
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	392,562
			7,250,615	6,876,616

Pharmaceutical/Drug Delivery (3.85%)
1,029,412	(a)	Cell Genesys, Inc.	575,783	358,235
766,053	(a)	Cell Therapeutics, Inc.	1,008,279	942,245
631,746	(a)	Durect Corp.	2,244,259	1,686,762
130,000	(a)	Elan Corp., plc (ADR)	851,573	924,300
302,300	(a)	EPIX Pharmaceuticals, Inc.	464,102	4,232
50,000		Merck & Co., Inc.	2,130,679	1,581,500
1,668,415	(a)	NexMed, Inc.	1,785,136	283,631
150,000		Pfizer, Inc.	3,890,679	2,482,500
			12,950,490	8,263,405

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC. SCHEDULE OF INVESTMENTS - continued September 30, 2009 (Unaudited)

COMMON STOCKS - (36.90%) - continued
No. of Shares		Issue	Cost	Market Value
	Property-Casualty Insurance (2.48%)
211,502	(a)	GAINSCO, Inc.	$ 5,685,629	$ 2,944,108
45,000		RLI Corp.	2,225,358	2,375,100
			7,910,987	5,319,208

	Telecommunications (0.63%)
632,679	(a)	iBasis, Inc.	1,262,819	1,341,279

		Total Common Stocks	89,229,048	79,119,096

CONVERTIBLE PREFERRED/PREFERRED STOCKS (1.19%)

	Convertible Preferred Stocks (0.31)
10,000		AES Trust III 6.75%	331,030	443,125
129,900		Edge Petroleum Corp. - Series A, 5.75%	6,340,213	227,325
			6,671,243	670,450

	Preferred Stocks (0.88%)
80,000		AMERCO Series A, 8.50%	1,491,145	1,874,400

		Total Convertible Preferred/Preferred Stocks	8,162,388	2,544,850

BONDS - (51.68%)
Principal		Issue
	U.S. Government (15.58%)
$ 30,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	11,649,385	13,578,060
30,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	11,727,982	13,009,380
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,989,958	6,806,720
			29,367,325	33,394,160

	Municipal (0.01%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	25,000

	Corporate (13.87%)
2,300,000	(b)	Charter Communications, LLC 9.92% due 4-1-2011	1,881,438	17,250
4,000,000		Constellation Energy Group 7.60% due 4-1-2032	3,505,646	4,305,972
6,000,000		Energy XXI Gulf Coast, Inc. 10.00% due 6-15-2013	3,028,911	4,890,000
1,500,000	(c)	Land O' Lakes Capital Trust I 7.45% due 3-15-2028	965,145	1,312,500
3,000,000		McMoRan Exploration Co. 11.875% due 11-15-2014	2,292,360	3,015,000
5,000,000		Mirant Americas Gen, 11.875% due 05-01-2031	3,702,693	4,200,000
1,000,000		ONEOK, Inc. 6.00% due 6-15-2035	737,675	990,329
2,000,000	(c)	W & T Offshore, Inc. 8.25% due 6-15-2014	1,444,734	1,830,000
2,000,000		Whiting Petroleum Corp., 7.00%, due 2-01-2014	1,410,023	1,985,000
7,300,000	(c)	XM Satellite Radio, Inc. 13.00% due 8-1-2013	2,828,387	7,190,500
			21,797,012	29,736,551

	Corporate Convertibles (22.22%)
10,179,000	(e)	Antigenics, Inc. 5.25% due 2-1-2025	6,066,998	6,616,350
9,462,117	(b)	Atherogenics, Inc. 4.50% due 3-1-2011	6,082,843	946
4,389,000	(c)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,933,073	2,830,905
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,178,239	1,451,250
2,570,000	(e)	C&D Technologies, Inc. 5.50% due 11-15-2026	1,679,813	1,843,975
1,000,000		Cell Genesys, Inc. 3.125% due 11-1-2011	893,636	565,000
1,550,000	(e)	Cell Genesys, Inc. 3.125% due 5-1-2013	1,392,396	744,000
2,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	2,223,971	2,175,000
5,250,000	(c)(e)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,893,068	4,252,500
1,800,000	(b)(c)(e)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,567,679	1,251,000
14,887,000	(b)	deCODE Genetics, Inc. 3.50% due 4-15-2011	8,568,352	2,270,268
2,000,000	(c)(e)	EDAP TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,323,247	4,950,000
3,000,000		Flotek Industries, Inc. 5.25% due 2-15-2028	794,180	1,500,000
1,000,000		Human Genome Sciences, Inc. 2.25% due 10-15-2011	945,836	1,388,750
2,150,000		Incyte Corp. 3.50% due 2-15-2011	2,009,421	2,107,000
3,000,000	(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,768,176	3,536,250
60,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	62,233	70,725
5,000,000		Mankind Corp. 3.75% due 12-15-2013	2,862,903	3,862,500
2,700,000	(b)(e)	Midway Games, Inc. 6.00% due 9-30-2025	2,532,792	540,000
1,762,892	(e)	Oscient Pharmaceuticals 12.50% due 1-15-2011	3,125,929	88,145
7,000,000	(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,767,471	1,785,000
1,920,000		Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	973,216	489,600
2,000,000		ViroPharma, Inc. 2.00% due 3-15-2017	1,563,357	1,530,000
			72,208,829	47,649,164

		Total Bonds	123,540,138	110,804,875

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC. SCHEDULE OF INVESTMENTS - continued September 30, 2009 (Unaudited)

WARRANTS - (0.06%)
No. of Shares		Issue	Cost	Market Value
168,000	(a)(e)	EDAP, Inc., expires 10-30-2013	$ -	$ 126,000
468,000	(a)(e)	Vion Pharmaceuticals, Inc., expires 2-15-2010	-	4,680
		Total Warrants	-	130,680

RIGHTS - (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000
3,500	(a)(e)(f)	Epix Pharmacuticals CVR	-	-
		Total Rights	-	20,000

MONEY MARKET - (9.03%)

19,364,283	(d)	Fidelity Institutional Money Market Treasury Only - Class I, 0.08%	19,364,283	19,364,283
		Total Money Market	19,364,283	19,364,283

		Total Investments (98.87%)	$ 240,295,857	$ 211,983,784

		Other assets less liabilities (1.13%)		2,415,383

		TOTAL NET ASSETS (100.00%)		$ 214,399,167

	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(d)	Variable rate securities; the money market rate shown represents the rate at September 30, 2009.
	(e)	This security is currently valued according to the fair value procedures approved by the Board of Directors.
	(f)	This security has no expiration date, it will convert to common stock at a future date.
Tax Related
Gross unrealized appreciation				$ 37,075,739
Gross unrealized depreciation				(65,387,812)
Net unrealized depreciation				$ (28,312,073)

Aggregate cost of securities for income tax purposes				$ 240,295,857

*See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Related Footnotes to the Schedule of Investments

September 30, 2009 – (Unaudited)

Securities Valuations – All investments in securities are recorded at their estimated fair value as described below.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, convertible preferred and preferred stocks, warrants, rights, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, municipal bonds, and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Bruce Fund

Related Footnotes to the Schedule of Investments - continued

September 30, 2009 – (Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 79,119,096	$ -	$ -	$ 79,119,096

Preferred Securities	2,544,850	-	-	2,544,850

Corporate Bonds	-	29,736,551		29,736,551

Corporate Convertible Bonds	-	30,513,194	17,135,970	47,649,164

Municiple Bonds	-	25,000	-	25,000

US Government Bonds	-	33,394,160	-	33,394,160

Warrants	-	-	130,680	130,680

Rights	-	-	20,000	20,000

Money Market Securities	19,364,283	-	-	19,364,283

Total	$ 101,028,229	$ 93,668,905	$ 17,286,650	$ 211,983,784
*Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2009	Realized gain (loss)	(Amortization) / Accretion	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2009

Corporate Convertible Bonds	$ 14,835,785	$ (136,600)	$ 64,092	$ 1,803,943	$ 568,750	$ -	$ 17,135,970

Warrants	46,680	-	-	84,000	-	-	130,680

Rights	20,000	-	-	-	-	-	20,000

Total	$ 14,902,465	$ (136,600)	$ 64,092	$ 1,887,943	$ 568,750	$ -	$ 17,286,650

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2009 was $1,215,240.

Total Change in Unrealized Appreciation (Depreciation)

Corporate Convertible Bonds	$ 1,131,240

Warrants	84,000

Total	$ 1,215,240

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 20, 2009 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Bruce Fund, Inc._______________

By

___/s/ Robert B. Bruce ________

Robert B. Bruce, President

Date___11/24/09______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce _
Robert B. Bruce, President

Date__11/24/09_______________

By	/s/ R. Jeffery Bruce _____

R. Jeffery Bruce, Principal Accounting Officer

Date___11/24/09_____________

.